Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost	$ 30.6
Estimated weighted average amortization, period of recognition	1 year 10 months 24 days
Weighted-average remaining contractual term	4 years 7 months 6 days
Average closing price period	20 days
Cash Settled Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based compensation expense	$ 5.9	$ 15.2	$ 8.2